Shareholders’ Equity (Details) - USD ($)									6 Months Ended		12 Months Ended
		Oct. 18, 2024	Aug. 26, 2022	Feb. 11, 2021	Apr. 24, 2020	Apr. 02, 2020	Aug. 08, 2019	Feb. 22, 2019	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Sep. 25, 2024	Sep. 16, 2024	Jun. 18, 2024	Feb. 08, 2024	Dec. 31, 2023	Apr. 03, 2020
Shareholders’ Equity [Line Items]
Ordinary shares, authorized								500,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0001
First reverse stock split, description					On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020.	On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020.
Authorized share capital (in Dollars)									$ 500,000
Share-based compensation expenses (in Dollars)									$ 245,176	$ 607,742
Share based compensation recognized (in Dollars)			$ 6,668,400
Recognized over the service period			3 years
Non-controlling shareholders for consideration (in Dollars)												$ 65,751
Statutory reserves, percentage									50.00%
Statutory reserves (in Dollars)									$ 2,481,927		$ 2,477,940
Osiris International Cayman Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued								999,999
Shareholders shares								1
Price per share (in Dollars per share)								$ 0.0001
GIOP BJ [Member]
Shareholders’ Equity [Line Items]
investment interest rate									75.00%
Yunqianyi [Member]
Shareholders’ Equity [Line Items]
investment interest rate									25.00%
Mezzanine Equity [Member]
Shareholders’ Equity [Line Items]
Redeemable non-controlling interest (in Dollars)														$ 35,527,113
Restricted Share Units [Member]
Shareholders’ Equity [Line Items]
Share-based compensation expenses (in Dollars)									$ 245,176	$ 607,742
Granted restricted shares			3,334,200
Restricted share percentage			25.00%
Percentage of restricted share units vested			75.00%
Vesting period			3 years
Grant date fair value (in Dollars per share)			$ 2
Recognized over the service period									1 month 28 days
Unrecognized compensation expense (in Dollars)									$ 77,210
Sunrise Guizhou's [Member]
Shareholders’ Equity [Line Items]
Percentage of non-controlling interests												1.45%
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary share issued				6,720,000
Price per share (in Dollars per share)				$ 4
Gross proceeds (in Dollars)				$ 26,880,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary share issued				1,008,000
Price per share (in Dollars per share)				$ 4
Gross proceeds (in Dollars)				$ 4,032,000
Net proceed after deducting underwriting discounts and other related expenses (in Dollars)				$ 27,504,639
Statutory Reserves [Member]
Shareholders’ Equity [Line Items]
After-tax profits percentage									10.00%
Statutory reserves, percentage									50.00%		50.00%
Statutory reserves (in Dollars)									$ 2,481,927		$ 2,477,940
First Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																	28,000,000
Ordinary shares outstanding																	28,000,000
Second Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					24,640,000
Ordinary shares outstanding					24,640,000
2022 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)									$ 0.0001
Under the plan shares									3,679,200
2024 Stock Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)															$ 0.0001
Under the plan shares															2,613,000
EPOW [Member]
Shareholders’ Equity [Line Items]
Ordinary share issued							27,000,000
Price per share (in Dollars per share)							$ 0.0001
Total consideration (in Dollars)							$ 2,800
Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]								3,500,000,000		3,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]								$ 0.0001		$ 0.0001
Ordinary shares issued	[1]								20,419,678		20,419,678
Ordinary shares outstanding	[1]								20,419,678		20,419,678
Voting shares									one
Common Class A [Member] | 2024 Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary share issued		103,300
Aggregate purchase price (in Dollars)		$ 100,000
Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]								1,500,000,000		1,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]								$ 0.0001		$ 0.0001
Ordinary shares issued	[1]								6,567,272		6,567,272
Ordinary shares outstanding	[1]								6,567,272		6,567,272
Voting shares									(20)
Ten Class A and Class B Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.0001
One Class A and Class B Oedinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.001
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized									500,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0001
Authorized share capital (in Dollars)									$ 50,000
Minimum [Member] | First Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding																	24,640,000
Minimum [Member] | Second Reverse Stock Split [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding					16,800,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized									5,000,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0001
Authorized share capital (in Dollars)									$ 500,000
Retroactively Restated [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																19,574,078
Ordinary shares outstanding																19,574,078
Retroactively Restated [Member] | Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																6,567,272
Ordinary shares outstanding																6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 22).